Trade Accounts and Notes Receivable - Finance Lease Receivables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of finance lease and operating lease by lessor [line items]
Finance lease receivables	₩ 126	₩ 41,887
Officers and employees
Disclosure of finance lease and operating lease by lessor [line items]
Finance lease receivables	75	41,624
ZHAOHUUI PROSPERITY INT'L LTD [member]
Disclosure of finance lease and operating lease by lessor [line items]
Finance lease receivables	₩ 51	₩ 263